Accounts Receivable, Net (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Accounts Receivable, Net (Details) [Line Items]
Provisions for doubtful accounts of accounts receivable	$ (2,422,547)	$ 409,678	$ 7,785,457	$ 630,729	$ 123,686
Provisions for doubtful accounts of other receivables	$ 818,229	$ 350,937
Doubtful [Member]
Accounts Receivable, Net (Details) [Line Items]
Provisions for doubtful accounts of accounts receivable			$ 6,072,933	$ 601,350	$ 132,287